Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings.	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2017	$ 317	$ 4,393	$ 2,029	$ 8,221	$ 14,960	$ 1,682	$ 16,642
Profit for the period				690	690	(55)	635
Other comprehensive loss				(420)	(420)		(420)
Transfer to other reserves			11	(11)
Dividends				(2,402)	(2,402)		(2,402)
Issue of Ordinary Shares		16			16		16
Share-based payments charge for the period				105	105		105
Settlement of share plan awards				(213)	(213)		(213)
Net movement		16	11	(2,342)	(2,315)	(55)	(2,370)
Equity at end of period at Jun. 30, 2018	317	4,409	2,040	5,879	12,645	1,627	14,272
Adoption of new accounting standard				(91)	(91)		(91)
Equity at beginning of period at Dec. 31, 2018	317	4,427	2,041	5,683	12,468	1,576	14,044
Profit for the period				723	723	(53)	670
Other comprehensive loss				(573)	(573)		(573)
Transfer to other reserves			3	(3)
Dividends				(2,403)	(2,403)		(2,403)
Issue of Ordinary Shares	11	3,484			3,495		3,495
Share-based payments charge for the period				102	102		102
Settlement of share plan awards				(318)	(318)		(318)
Net movement	11	3,484	3	(2,418)	1,080	(53)	1,027
Equity at end of period at Jun. 30, 2019	$ 328	$ 7,911	$ 2,044	3,265	13,548	$ 1,523	15,071
Adoption of new accounting standard				$ 54	$ 54		$ 54